Note 7 - Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Trade creditors	$ 1,119,119	$ 538,276
Accrued research and development expenses	699,814	1,684,726
Accrued professional fees	174,420	193,095
Accrued corporate personnel expenses	15,865	139,240
Other accrued expenses	0	900
Other payables	17,028	19,253
Total	$ 2,026,246	$ 2,575,490